Share capital and shares held in treasury	12 Months Ended
Dec. 31, 2024
Share capital and shares held in treasury
Share capital and shares held in treasury

23 Share capital and shares held in treasury

Accounting policy

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

Share premium is the excess of the consideration received over the nominal value of the shares issued.

Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ORDINARY SHARES OF UK 14 ⁵¹/₁₁₆ PENCE EACH ALLOTTED, ISSUED AND FULLY PAID	No. of shares	2023 GBPm	No. of shares	2024 GBPm
At start of year	1,934,880,088	279	1,906,907,605	275
Issue of ordinary shares	3,027,517	-	2,937,114	-
Cancellation of ordinary shares	(31,000,000)	(4)	(29,000,000)	(3)
At end of year	1,906,907,605	275	1,880,844,719	272

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2023 Shares in issue net of treasury shares* (millions)	Shares in issue (millions)	Treasury shares (millions)	2024 Shares in issue net of treasury shares* (millions)
At start of year	1,909.5	1,906.9	(25.4)	1,881.5
Issue of ordinary shares	3.0	2.9	-	2.9
Repurchase of ordinary shares	(30.9)	-	(28.9)	(28.9)
Net (purchase)/release of shares by the Employee Benefit Trust	(0.1)	-	0.4	0.4
Cancellation of ordinary shares	-	(29.0)	29.0	-
At end of year	1,881.5	1,880.8	(24.9)	1,855.9
*	At 31 December 2024 the total shares in issue net of treasury shares is 1,855,941,895 (2023: 1,881,531,883).

All of the ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for the shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

The issue of ordinary shares in the year relates to the exercise of share options.

During the year, RELX PLC repurchased 28.9m (2023: 30.9m; 2022: 21.7m) ordinary shares for an average price of 3,461p. Total consideration for these repurchased shares was £1,000m (2023: £800m; 2022: £500m). On 6 December 2024, RELX PLC announced a non-discretionary programme to repurchase further ordinary shares up to the value of £150m. At 31 December 2024, an accrual of £150m was recognised in respect of this non-discretionary commitment. A further 3.8m RELX PLC ordinary shares have been repurchased in January and February 2025 under this programme.

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 2.2m shares for a total cost of £75m (2023: £50m; 2022: £50m). At 31 December 2024, shares held by the Employee Benefit Trust were £139m (2023: £117m; 2022: £101m) at cost.

During 2024, 29m (2023: 31m) ordinary shares held in treasury were cancelled.

At 31 December 2024, RELX PLC shares held in treasury related to 5,295,154 (2023: 5,663,529; 2022: 5,553,401) ordinary shares held by the Employee Benefit Trust; and 19,607,670 (2023: 19,712,193; 2022: 19,800,067) ordinary shares held by the parent company.